Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 15,762
Ending balance	4,210	$ 15,762
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	23,492	21,040
Additions	616	1,362
Reclassified Europe B.V. sale	(17,395)
Disposals	(32)	(99)
Foreign exchange	(124)	1,189
Ending balance	6,557	23,492
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,730)	(4,344)
Depreciation	832	2,916
Reclassified Europe B.V. sale	(6,007)
Disposals	32	99
Foreign exchange	(176)	569
Ending balance	(2,347)	(7,730)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15,762
Ending balance	4,210	15,762
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	281	229
Additions	43	12
Reclassified Europe B.V. sale	(127)
Disposals	0	0
Foreign exchange	(3)	40
Ending balance	194	281
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(223)	(146)
Depreciation	29	66
Reclassified Europe B.V. sale	(116)
Disposals	0	0
Foreign exchange	(5)	11
Ending balance	(131)	(223)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	58
Ending balance	63	58
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	45	21
Additions	0	22
Reclassified Europe B.V. sale	(38)
Disposals	0	0
Foreign exchange	1	2
Ending balance	8	45
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(14)	(6)
Depreciation	5	8
Reclassified Europe B.V. sale	(14)
Disposals	0	0
Foreign exchange	(2)	0
Ending balance	(3)	(14)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31
Ending balance	5	31
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,174	15,144
Additions	0	210
Reclassified Europe B.V. sale	(12,733)
Disposals	0	0
Foreign exchange	92	820
Ending balance	3,533	16,174
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,911)	(1,831)
Depreciation	166	1,922
Reclassified Europe B.V. sale	(3,262)
Disposals	0	0
Foreign exchange	13	158
Ending balance	(828)	(3,911)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,263
Ending balance	2,705	12,263
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	291	165
Additions	0	207
Reclassified Europe B.V. sale	0
Disposals	(32)	(99)
Foreign exchange	8	18
Ending balance	267	291
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(87)	(112)
Depreciation	27	67
Reclassified Europe B.V. sale	0
Disposals	32	99
Foreign exchange	1	7
Ending balance	(83)	(87)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	204
Ending balance	184	204
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	336	307
Additions	0	20
Reclassified Europe B.V. sale	(147)
Disposals	0	0
Foreign exchange	1	9
Ending balance	190	336
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(170)	(102)
Depreciation	33	65
Reclassified Europe B.V. sale	(67)
Disposals	0	0
Foreign exchange	(7)	3
Ending balance	(129)	(170)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	166
Ending balance	61	166
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,255	5,143
Additions	547	812
Reclassified Europe B.V. sale	(4,350)
Disposals	0	0
Foreign exchange	(223)	300
Ending balance	2,229	6,255
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,325)	(2,147)
Depreciation	572	788
Reclassified Europe B.V. sale	(2,548)
Disposals	0	0
Foreign exchange	(176)	390
Ending balance	(1,173)	(3,325)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,930
Ending balance	1,056	2,930
WIP - Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	110	31
Additions	26	79
Reclassified Europe B.V. sale	0
Disposals	0	0
Foreign exchange	0	0
Ending balance	136	110
WIP - Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	0
Depreciation	0	0
Reclassified Europe B.V. sale	0
Disposals	0	0
Foreign exchange	0	0
Ending balance	0	0
WIP - Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	110
Ending balance	$ 136	$ 110